GOODWILL (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Goodwill, Acquired during period	¥ 368,221	$ 57,782	¥ 3,213	¥ 45,272	¥ 165,171
Goodwill	581,877		213,656	210,443	¥ 165,171	$ 91,309	¥ 368,221	$ 57,782	$ 33,527
Goodwill impairment charges	0	$ 0	¥ 0	¥ 0
GFMH, CMCC, SJYH, BPMC
Business Acquisition, Contingent Consideration [Line Items]
Goodwill	¥ 581,877					$ 91,309